UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Global Balanced Fund

January 31, 2009

1.813033.104

GBL-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 45.7%
	Shares	Value
Australia - 2.0%
AMP Ltd.	173,576	$ 572,435
ASX Ltd.	14,022	238,115
Australia & New Zealand Banking Group Ltd.	23,298	193,349
BHP Billiton Ltd.	53,934	1,000,198
Commonwealth Bank of Australia	29,164	495,569
Computershare Ltd.	68,708	311,110
CSL Ltd.	30,817	726,744
Lion Nathan Ltd.	82,951	427,000
National Australia Bank Ltd.	23,546	277,730
Origin Energy Ltd.	47,549	419,019
QBE Insurance Group Ltd.	25,538	384,072
Rio Tinto Ltd.	4,787	124,267
Sunland Group Ltd.	52,205	16,404
Telstra Corp. Ltd.	186,744	445,534
Wesfarmers Ltd.	21,483	208,848
Wesfarmers Ltd. (a)(j)	9,207	86,798
Woolworths Ltd.	45,019	783,639
TOTAL AUSTRALIA		6,710,831
Belgium - 0.2%
Anheuser-Busch InBev NV	18,080	460,873
Anheuser-Busch InBev NV (strip VVPR) (a)	9,280	48
Umicore SA	9,900	185,181
TOTAL BELGIUM		646,102
Bermuda - 0.1%
Noble Group Ltd.	115,000	77,469
Signet Jewelers Ltd. (United Kingdom)	15,200	107,474
TOTAL BERMUDA		184,943
Brazil - 0.1%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	10,200	220,932
Canada - 1.8%
Agnico-Eagle Mines Ltd.	1,500	80,148
Agrium, Inc.	1,100	36,863
ARC Energy Trust unit	1,000	13,452
Astral Media, Inc. Class A (non-vtg.)	400	8,510
Bank of Montreal	3,300	89,509
Bank of Nova Scotia	6,100	147,642
Barrick Gold Corp.	9,500	357,572
BCE, Inc.	7,200	147,483
Common Stocks - continued
	Shares	Value
Canada - continued
Bombardier, Inc. Class B (sub. vtg.)	10,500	$ 32,549
Brookfield Asset Management, Inc. Class A	6,000	94,220
Cameco Corp.	3,000	49,778
Canadian Imperial Bank of Commerce	2,600	98,901
Canadian National Railway Co.	6,200	217,330
Canadian Natural Resources Ltd.	3,600	128,893
Canadian Pacific Railway Ltd.	2,300	69,834
Canadian Utilities Ltd. Class A (non-vtg.)	1,500	48,652
CGI Group, Inc. Class A (sub. vtg.) (a)	4,300	34,832
CI Financial Corp.	1,500	18,293
Corus Entertainment, Inc. Class B (non-vtg.)	400	4,268
Emera, Inc.	2,300	40,808
Enbridge, Inc.	5,400	177,261
EnCana Corp.	9,100	405,096
Fairfax Financial Holdings Ltd.	300	97,622
Finning International, Inc.	1,600	16,433
Fortis, Inc.	4,500	89,424
George Weston Ltd.	700	37,306
Goldcorp, Inc.	8,600	254,804
Husky Energy, Inc.	1,500	37,248
IGM Financial, Inc.	1,300	34,466
Imperial Oil Ltd.	3,400	108,031
Keyera Facilities Income Fund	5,000	71,338
Kinross Gold Corp.	8,400	148,902
Loblaw Companies Ltd.	1,200	33,988
Manulife Financial Corp.	12,700	210,933
Metro, Inc. Class A (sub. vtg.)	3,300	105,527
Nexen, Inc.	4,300	62,649
Niko Resources Ltd.	600	24,688
Open Text Corp. (a)	1,000	35,347
Petro-Canada	4,400	95,441
Petrobank Energy & Resources Ltd. (a)	11,100	175,666
Potash Corp. of Saskatchewan, Inc.	2,800	209,608
Power Corp. of Canada (sub. vtg.)	4,700	81,091
Power Financial Corp.	1,500	27,691
Research In Motion Ltd. (a)	5,000	277,000
RioCan (REIT)	4,100	48,631
Rogers Communications, Inc. Class B (non-vtg.)	7,200	203,105
Royal Bank of Canada	12,200	302,649
Shaw Communications, Inc. Class B	3,900	63,279
Shoppers Drug Mart Corp.	2,800	103,631
SNC-Lavalin Group, Inc.	1,400	39,515
Common Stocks - continued
	Shares	Value
Canada - continued
Sun Life Financial, Inc.	2,700	$ 54,976
Suncor Energy, Inc.	7,200	138,085
Talisman Energy, Inc.	8,900	84,292
TELUS Corp. (a)	3,400	96,410
Toronto-Dominion Bank	7,900	256,491
TransCanada Corp.	8,600	231,373
Yamana Gold, Inc.	6,000	48,652
Yellow Pages Income Fund	2,000	10,442
TOTAL CANADA		6,218,628
Cayman Islands - 0.3%
Belle International Holdings Ltd.	145,000	57,810
Noble Corp.	31,000	841,650
TOTAL CAYMAN ISLANDS		899,460
China - 0.1%
Tencent Holdings Ltd.	65,800	402,059
Denmark - 0.2%
Genmab AS (a)	4,600	192,713
Novo Nordisk AS:
Series B	7,800	418,512
Series B sponsored ADR	2,400	127,512
TOTAL DENMARK		738,737
Finland - 0.1%
Nokia Corp. sponsored ADR	13,100	160,737
Nokian Tyres Ltd.	11,362	111,428
TOTAL FINLAND		272,165
France - 2.5%
AXA SA	20,000	314,953
BNP Paribas SA	14,300	549,432
Bouygues SA	5,600	191,861
Cap Gemini SA	9,400	325,542
Essilor International SA	5,700	218,056
GDF Suez	8,200	315,689
Pernod Ricard SA	3,000	189,126
Pinault Printemps-Redoute SA	6,200	314,577
Sanofi-Aventis	10,000	562,389
Schneider Electric SA	4,200	267,572
Societe Generale Series A	8,800	371,236
Total SA sponsored ADR (g)	92,400	4,599,672
Common Stocks - continued
	Shares	Value
France - continued
Unibail-Rodamco	2,100	$ 282,857
Vallourec SA	1,000	98,436
TOTAL FRANCE		8,601,398
Germany - 1.0%
Bayer AG	4,400	234,402
Bayerische Motoren Werke AG (BMW)	11,300	269,238
Deutsche Post AG	9,800	122,709
E.ON AG	20,900	675,379
Fresenius SE	3,900	192,237
Fresenius Medical Care AG	4,300	192,740
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	4,700	624,005
SAP AG	8,200	290,102
SAP AG sponsored ADR (g)	2,600	91,988
Siemens AG (Reg.)	8,900	498,933
Wincor Nixdorf AG	5,700	271,694
TOTAL GERMANY		3,463,427
Hong Kong - 0.6%
Cheung Kong Holdings Ltd.	24,000	221,442
Esprit Holdings Ltd.	48,600	257,975
Hang Seng Bank Ltd.	64,500	776,607
Hutchison Whampoa Ltd.	58,000	295,125
Sun Hung Kai Properties Ltd.	35,000	310,082
Swire Pacific Ltd. (A Shares)	43,500	280,923
TOTAL HONG KONG		2,142,154
Ireland - 0.2%
CRH PLC	15,400	358,842
Ryanair Holdings PLC sponsored ADR (a)	8,000	192,160
TOTAL IRELAND		551,002
Italy - 0.5%
ENI SpA sponsored ADR	20,700	877,473
Fiat SpA	19,100	93,780
Intesa Sanpaolo SpA	133,700	423,233
UniCredit SpA	122,000	215,864
TOTAL ITALY		1,610,350
Japan - 6.2%
ABC-Mart, Inc.	1,500	49,235
Aoyama Trading Co. Ltd.	12,700	185,839
Astellas Pharma, Inc.	21,700	821,659
Common Stocks - continued
	Shares	Value
Japan - continued
Benesse Corp.	8,600	$ 367,206
Bridgestone Corp.	18,100	230,098
Canon, Inc.	1,700	46,389
Capcom Co. Ltd. (g)	5,800	103,617
Central Japan Ry Co.	89	634,780
Credit Saison Co. Ltd.	12,100	118,703
Daiei, Inc. (a)(g)	29,350	131,779
Daihen Corp.	19,000	74,594
Daiichi Sankyo Co. Ltd.	16,100	361,527
Dainippon Screen Manufacturing Co. Ltd.	184,000	323,409
Daiwa House Industry Co. Ltd.	144,000	1,288,527
Denso Corp.	7,400	134,085
Doutor Nichires Holdings Co., Ltd.	5,400	90,988
Fuji Machine Manufacturing Co. Ltd.	9,800	80,547
Fuji Oil Co. Ltd.	14,600	180,422
Fujitsu Ltd.	62,000	278,722
Haseko Corp.	293,500	272,697
Hitachi Ltd.	58,000	176,925
Kao Corp.	1,000	24,289
Kobayashi Pharmaceutical Co. Ltd.	11,100	419,410
KOEI Co. Ltd.	4,400	42,148
Konica Minolta Holdings, Inc.	40,500	315,410
Kubota Corp.	35,000	190,370
Kuraray Co. Ltd.	28,000	220,278
Lawson, Inc.	700	34,595
Maeda Road Construction Co. Ltd.	30,000	282,010
Matsumotokiyoshi Holdings Co. Ltd.	14,300	281,582
Meiji Dairies Corp.	31,000	145,532
Mitsubishi Gas Chemical Co., Inc.	27,000	107,257
Mitsubishi UFJ Financial Group, Inc.	216,400	1,200,507
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,130	144,603
Mitsui & Co. Ltd.	46,000	480,048
Mitsui Chemicals, Inc.	75,000	215,601
Mitsui O.S.K. Lines Ltd.	72,000	411,237
Nintendo Co. Ltd.	600	174,720
Nippon Building Fund, Inc.	35	375,514
Nippon Mining Holdings, Inc.	30,500	110,934
Nissin Food Holdings Co. Ltd.	12,100	414,501
Nomura Holdings, Inc.	5,900	38,216
Nomura Real Estate Office Fund, Inc.	34	213,914
NTT DoCoMo, Inc.	713	1,242,157
Obayashi Corp.	71,000	333,788
Common Stocks - continued
	Shares	Value
Japan - continued
Okinawa Cellular Telephone Co.	79	$ 180,028
Osaka Securities Exchange Co. Ltd.	56	254,139
Panasonic Electric Works Co., Ltd.	41,000	322,139
Park24 Co. Ltd.	18,500	121,656
Promise Co. Ltd.	11,200	205,569
Rakuten, Inc.	788	464,585
Rinnai Corp.	1,900	74,211
Sankyo Co. Ltd. (Gunma)	1,700	81,538
Sega Sammy Holdings, Inc.	21,500	272,045
Seven & i Holdings Co., Ltd.	12,400	330,687
SHO-BOND Holdings Co. Ltd.	6,100	127,730
SMC Corp.	1,200	106,999
Sompo Japan Insurance, Inc.	113,000	704,660
Sony Corp.	14,900	290,404
Square Enix Holdings Co. Ltd.	9,100	244,332
Stanley Electric Co. Ltd.	9,700	93,608
Sumitomo Corp.	82,100	743,003
Sumitomo Electric Industries Ltd.	55,000	414,017
Sumitomo Metal Industries Ltd.	125,000	250,127
Sumitomo Mitsui Financial Group, Inc.	16,500	653,953
Taiheiyo Cement Corp.	120,000	164,435
THK Co. Ltd.	9,300	118,053
Toho Pharmaceutical Co. Ltd.	12,000	134,752
Tohokushinsha Film Corp.	11,700	83,178
Tokio Marine Holdings, Inc.	3,700	97,865
Tokuyama Corp.	41,000	244,298
Tokyo Electric Power Co.	18,300	572,328
Toyota Motor Corp.	12,800	411,775
Uni-Charm Corp.	700	48,233
TOTAL JAPAN		21,180,716
Luxembourg - 0.0%
ArcelorMittal SA (Netherlands)	7,100	160,941
Netherlands - 0.7%
Akzo Nobel NV	5,500	197,448
ASML Holding NV:
(Netherlands)	7,700	127,334
(NY Shares)	3,000	49,620
ING Groep NV (Certificaten Van Aandelen)	17,200	141,942
James Hardie Industries NV unit	19,177	47,034
Koninklijke Ahold NV	30,700	369,901
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke KPN NV	54,500	$ 729,163
Unilever NV (Certificaten Van Aandelen)	37,600	831,365
TOTAL NETHERLANDS		2,493,807
Norway - 0.1%
Pronova BioPharma ASA (a)	16,900	50,005
Telenor ASA	37,000	242,188
TOTAL NORWAY		292,193
Papua New Guinea - 0.1%
Lihir Gold Ltd. (a)	61,118	121,286
Oil Search Ltd.	140,195	379,577
TOTAL PAPUA NEW GUINEA		500,863
Russia - 0.0%
OAO Gazprom sponsored ADR	2,900	38,019
Singapore - 0.4%
Ascendas Real Estate Investment Trust (A-REIT)	74,000	69,912
CapitaCommercial Trust (REIT)	310,000	192,333
CapitaLand Ltd.	97,000	150,205
DBS Group Holdings Ltd.	30,000	172,714
Raffles Education Corp. Ltd.	682,000	233,599
Rickmers Maritime	396,000	96,332
United Overseas Bank Ltd.	43,000	333,677
TOTAL SINGAPORE		1,248,772
Spain - 0.6%
Banco Santander SA	32,200	260,546
Gestevision Telecinco SA	20,900	180,351
Iberdrola SA	56,500	439,809
Inditex SA	6,500	248,660
Telefonica SA sponsored ADR	19,600	1,050,756
TOTAL SPAIN		2,180,122
Sweden - 0.2%
H&M Hennes & Mauritz AB (B Shares)	12,850	497,479
Hexagon AB (B Shares)	3,200	10,744
TOTAL SWEDEN		508,223
Switzerland - 1.7%
ABB Ltd. (Reg.)	9,797	127,879
Actelion Ltd. (Reg.) (a)	1,989	108,376
Credit Suisse Group sponsored ADR	2,000	50,980
Common Stocks - continued
	Shares	Value
Switzerland - continued
Credit Suisse Group (Reg.)	18,063	$ 460,995
EFG International	4,980	60,538
Nestle SA (Reg.)	48,661	1,685,662
Nobel Biocare Holding AG (Switzerland)	3,739	57,734
Novartis AG (Reg.)	12,137	498,715
Roche Holding AG (participation certificate)	8,655	1,219,266
Schindler Holding AG (participation certificate)	3,003	135,535
Sonova Holding AG	2,705	130,597
UBS AG:
(For. Reg.)	30,086	377,288
(NY Shares)	19,945	248,315
Zurich Financial Services AG (Reg.)	3,659	662,462
TOTAL SWITZERLAND		5,824,342
United Kingdom - 3.8%
Aegis Group PLC	86,900	96,371
Autonomy Corp. PLC (a)	14,700	233,130
BAE Systems PLC	53,500	311,970
Barclays PLC	197,300	290,359
Bellway PLC	19,200	160,320
BG Group PLC	44,700	615,918
BHP Billiton PLC	30,600	523,883
Bovis Homes Group PLC	28,000	156,678
BP PLC	98,800	699,927
BP PLC sponsored ADR	11,000	467,170
British Airways PLC	42,100	73,297
British American Tobacco PLC (United Kingdom)	24,700	677,481
Burberry Group PLC	46,800	171,644
Capita Group PLC	30,000	303,557
Centrica PLC	85,600	320,152
easyJet PLC (a)	15,200	65,884
Experian PLC	111,200	696,792
HSBC Holdings PLC sponsored ADR	15,000	582,600
Imperial Tobacco Group PLC	15,200	417,116
Informa PLC	32,400	112,607
Kesa Electricals PLC	124,100	181,701
Kingfisher PLC	159,300	321,223
Man Group PLC	81,200	242,780
National Grid PLC	31,900	299,660
NEXT PLC	6,200	105,787
Persimmon PLC	59,200	247,803
Prudential PLC	68,200	329,719
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Reckitt Benckiser Group PLC	17,000	$ 659,228
Redrow PLC	22,300	50,430
Royal Dutch Shell PLC Class A (United Kingdom)	49,200	1,233,884
SSL International PLC	34,000	248,412
Standard Chartered PLC (United Kingdom)	38,959	494,738
Tesco PLC	51,600	267,941
Tullow Oil PLC	11,500	115,363
Vodafone Group PLC	266,600	495,317
Vodafone Group PLC sponsored ADR	29,700	552,123
TOTAL UNITED KINGDOM		12,822,965
United States of America - 22.2%
Abbott Laboratories	25,000	1,386,000
Amazon.com, Inc.	6,100	358,802
Amgen, Inc. (a)	11,000	603,350
Apple, Inc. (a)	14,900	1,342,937
Applied Materials, Inc.	65,000	609,050
Archer Daniels Midland Co.	18,000	492,840
Arrow Electronics, Inc. (a)	10,000	190,700
Avnet, Inc. (a)	69,000	1,367,580
Baxter International, Inc.	25,000	1,466,250
Biogen Idec, Inc. (a)	8,000	389,200
Bristol-Myers Squibb Co.	46,000	984,860
Celgene Corp. (a)	9,000	476,550
Cephalon, Inc. (a)	20,700	1,597,626
Chevron Corp.	23,000	1,621,960
Cisco Systems, Inc. (a)	68,000	1,017,960
Citigroup, Inc.	16,700	59,285
Coach, Inc. (a)	7,700	112,420
Comcast Corp. Class A (special) (non-vtg.)	148,000	2,054,240
Commercial Metals Co.	7,000	80,500
DISH Network Corp. Class A (a)	5,000	64,200
Exelon Corp.	44,000	2,385,680
Fastenal Co.	6,000	205,080
Fidelity National Financial, Inc. Class A	23,000	336,260
First Solar, Inc. (a)	1,700	242,760
FMC Corp.	21,100	941,482
FPL Group, Inc.	17,000	876,350
Freeport-McMoRan Copper & Gold, Inc. Class B	2,000	50,280
Genentech, Inc. (a)	2,300	186,852
Genzyme Corp. (a)	15,700	1,082,044
Gilead Sciences, Inc. (a)	45,000	2,284,650
Common Stocks - continued
	Shares	Value
United States of America - continued
Goldman Sachs Group, Inc.	10,100	$ 815,373
Google, Inc. Class A (sub. vtg.) (a)	7,300	2,471,269
Granite Construction, Inc.	2,000	70,440
Greif, Inc. Class A	2,000	60,520
Hewlett-Packard Co.	48,000	1,668,000
Honeywell International, Inc.	33,000	1,082,730
International Business Machines Corp.	15,000	1,374,750
James River Coal Co. (a)	31,000	420,360
Johnson & Johnson	24,000	1,384,560
Johnson Controls, Inc.	5,000	62,550
JPMorgan Chase & Co.	83,800	2,137,738
Lam Research Corp. (a)	20,000	404,200
Louisiana-Pacific Corp.	30,000	62,400
Marriott International, Inc. Class A	7,000	114,170
McDonald's Corp.	19,000	1,102,380
Merck & Co., Inc.	86,000	2,455,300
Molson Coors Brewing Co. Class B	5,200	209,404
Monsanto Co.	2,100	159,726
Morgan Stanley	33,000	667,590
National Oilwell Varco, Inc. (a)	6,000	158,640
Newmont Mining Corp.	56,000	2,227,680
Norfolk Southern Corp.	5,000	191,800
Novellus Systems, Inc. (a)	18,000	248,220
Nucor Corp.	3,000	122,370
Occidental Petroleum Corp.	14,000	763,700
Oracle Corp. (a)	180,900	3,044,547
PACCAR, Inc.	59,200	1,562,288
People's United Financial, Inc.	18,000	294,480
Pfizer, Inc.	83,000	1,210,140
Philip Morris International, Inc.	83,000	3,083,450
Precision Castparts Corp.	8,500	552,075
Procter & Gamble Co.	18,000	981,000
Pulte Homes, Inc.	111,400	1,130,710
QUALCOMM, Inc.	45,800	1,582,390
Qwest Communications International, Inc.	80,000	257,600
Raytheon Co. warrants 6/16/11 (a)	112	1,705
Smith International, Inc.	7,000	158,900
Southwestern Energy Co. (a)	27,000	854,550
Starwood Hotels & Resorts Worldwide, Inc.	2,000	30,240
Synthes, Inc.	1,485	179,624
Temple-Inland, Inc.	38,000	215,460
The Boeing Co.	21,000	888,510
Common Stocks - continued
	Shares	Value
United States of America - continued
The Coca-Cola Co.	71,000	$ 3,033,120
The DIRECTV Group, Inc. (a)	15,000	328,500
The First American Corp.	10,000	218,400
The Goodyear Tire & Rubber Co. (a)	7,000	43,190
The Travelers Companies, Inc.	91,000	3,516,240
Tim Hortons, Inc.	2,200	54,054
Union Pacific Corp.	45,800	2,005,582
Valero Energy Corp.	9,000	217,080
Varian Semiconductor Equipment Associates, Inc. (a)	9,300	177,072
VF Corp.	2,100	117,642
Virgin Media, Inc.	10,500	47,670
Visa, Inc.	3,000	148,050
W.R. Berkley Corp.	28,800	762,624
Wal-Mart Stores, Inc.	29,600	1,394,752
Wells Fargo & Co.	71,000	1,341,900
Weyerhaeuser Co.	3,000	82,020
Wyeth	10,000	429,700
TOTAL UNITED STATES OF AMERICA		75,248,883
TOTAL COMMON STOCKS (Cost $181,807,507)		155,162,034
Nonconvertible Preferred Stocks - 0.0%

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares) (Cost $107,814)	102,600	99,570
Nonconvertible Bonds - 10.7%
		Principal Amount (e)
Australia - 0.1%
Didon Tunisia Pty. Ltd. 5.4963% 3/13/12 (h)(k)		$ 100,000	58,000
QBE Capital Funding II LP 6.797% (h)(k)		130,000	71,391
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	300,000	275,934
TOTAL AUSTRALIA			405,325
Belgium - 0.2%
Anheuser-Busch InBev NV:
8.625% 1/30/17 (j)	EUR	200,000	262,295
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Belgium - continued
Anheuser-Busch InBev NV: - continued
9.75% 7/30/24	GBP	200,000	$ 301,977
Fortis Banque SA 4.625% (Reg. S) (k)	EUR	150,000	45,674
TOTAL BELGIUM			609,946
Bermuda - 0.0%
MPF Corp. (Norway) AS 8.275% 9/20/11 (d)(h)(k)		300,000	15,000
Northern Offshore Ltd. 6.4963% 6/14/10 (h)(k)		100,000	37,000
Rubicon Offshore Holdings Ltd. 6.0825% 4/16/12 (h)(k)		200,000	84,000
TOTAL BERMUDA			136,000
Canada - 0.4%
Ontario Province 4.2% 3/8/18	CAD	1,800,000	1,465,652
Cayman Islands - 0.3%
Bosphorus Financial Services Ltd. 3.9488% 2/15/12 (k)		203,125	152,344
Finans Capital Finance Ltd. 9% 10/7/14 (Reg. S) (f)		160,000	164,986
MUFG Capital Finance 5 Ltd. 6.299% (k)	GBP	100,000	89,165
PetroProd Ltd. 7.3538% 1/12/12 (h)(k)		200,000	40,000
SMFG Finance Ltd. 6.164% (k)	GBP	75,000	54,362
SMFG Preferred Capital USD 1 Ltd. 6.078% (h)(k)		300,000	200,613
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13 (j)	EUR	150,000	193,706
TOTAL CAYMAN ISLANDS			895,176
Cyprus - 0.1%
Colgrade Ltd. 8.25% 6/28/10		380,000	71,169
Mizuho Capital Investment Europe 1 Ltd. 5.02% (k)	EUR	100,000	75,671
Remedial Cyprus PCL 6.7163% 3/28/12 (h)(k)		200,000	70,000
TOTAL CYPRUS			216,840
France - 0.8%
BNP Paribas SA:
2.3531% 11/23/15 (k)		200,000	169,294
8.667% (k)	EUR	100,000	93,890
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (k)	EUR	50,000	30,316
Compagnie de St. Gobain 2.979% 4/11/12 (k)	EUR	175,000	189,060
Credit Logement SA:
3.929% 12/2/49 (k)	EUR	150,000	134,432
4.604% (k)	EUR	250,000	129,096
Electricite de France:
6.25% 1/25/21	EUR	300,000	379,686
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
France - continued
Electricite de France: - continued
6.875% 12/12/22	GBP	250,000	$ 386,835
GDF Suez 6.375% 1/18/21	EUR	300,000	387,743
Natixis SA:
2.504% 1/26/17 (k)	EUR	100,000	78,577
6.307% (k)	EUR	100,000	37,121
Societe Generale 3.844% 6/7/17 (k)	EUR	100,000	98,971
Total Capital SA 4.875% 1/28/19	EUR	150,000	192,127
Veolia Environnement 6.125% 10/29/37	GBP	200,000	242,587
Vivendi 5.75% 4/4/13 (Reg. S)		300,000	273,378
TOTAL FRANCE			2,823,113
Germany - 0.3%
Bayer AG:
2.829% 4/10/10 (k)	EUR	200,000	252,803
5.625% 5/23/18	GBP	150,000	208,039
Commerzbank AG 5% 2/6/14	EUR	200,000	255,120
Deutsche Boerse AG 7.5% 6/13/38 (k)	EUR	200,000	204,638
Wuerttembergische Lebens AG 5.375% 6/1/26 (k)	EUR	75,000	34,340
TOTAL GERMANY			954,940
Hong Kong - 0.1%
Chong Hing Bank Ltd. 2.8513% 12/16/16 (k)		175,000	147,247
Dah Sing Bank Ltd. 2.97% 6/3/16 (k)		250,000	202,123
Wing Hang Bank Ltd. 6% (k)		260,000	100,685
TOTAL HONG KONG			450,055
India - 0.1%
Export-Import Bank of India 1.4488% 6/7/12 (k)	JPY	40,000,000	380,719
ICICI Bank Ltd. 1.8938% 1/12/10 (Reg. S) (k)		125,000	111,046
TOTAL INDIA			491,765
Ireland - 0.1%
Anglo Irish Bank Corp. PLC 3.405% 6/19/17 (k)	EUR	100,000	61,055
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	289,713	113,431
Bank of Ireland UK Holdings PLC 7.4% (k)	EUR	400,000	107,658
Irish Nationwide Building Society 4.348% 5/18/09 (k)	EUR	300,000	383,187
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	3,800,000	87,698
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Ireland - continued
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		$ 400,000	$ 275,620
VTB24 Capital PLC 3.0125% 12/7/09 (k)		520,000	486,616
TOTAL IRELAND			1,515,265
Italy - 0.3%
Banca Italease SpA 4.994% 2/2/10 (k)	EUR	400,000	427,744
Banca Popolare di Milano 9% (k)	EUR	200,000	140,833
ENI SpA 5% 1/28/16	EUR	200,000	255,629
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	150,000	117,017
Intesa Sanpaolo SpA 6.375% 11/12/17 (k)	GBP	150,000	205,579
TOTAL ITALY			1,146,802
Kazakhstan - 0.1%
ATF Bank JSC 8.875% 11/9/09		200,000	187,572
Korea (South) - 0.1%
GS Caltex Corp. 5.5% 4/24/17 (Reg. S)		300,000	190,158
Hyundai Capital Services, Inc. 5.625% 1/24/12		200,000	168,100
TOTAL KOREA (SOUTH)			358,258
Luxembourg - 0.4%
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	100,000	111,954
7.51% 7/31/13 (Reg S.)		200,000	165,752
Glencore Finance (Europe) SA:
6.5% 2/27/19	GBP	200,000	150,129
7.125% 4/23/15	EUR	150,000	106,105
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (k)		500,000	256,250
Lux-Development SA 6.1% 10/31/16 (f)	EUR	200,000	270,773
Russian Standard Finance SA 6.825% 9/16/09	EUR	150,000	157,477
Slavinvestbank LLC 9.875% 12/21/09 (Issued by Slavinvest Finance SA for Slavinvestbank LLC)		110,000	57,024
TNK-BP Finance SA 7.5% 7/18/16		250,000	140,860
TOTAL LUXEMBOURG			1,416,324
Malaysia - 0.1%
IOI Ventures (L) Bhd 5.25% 3/16/15		300,000	241,218
Netherlands - 0.7%
ALB Finance BV 8.75% 4/20/11		100,000	39,453
ASML Holding NV 5.75% 6/13/17	EUR	250,000	195,246
Asset Repackaging Trust Five BV 9.87% 12/21/11 pay-in-kind (k)	EUR	128,300	93,629
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Netherlands - continued
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	305,745	$ 75,285
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	75,000	44,380
CenterCredit International BV 8.625% 1/30/14 (Reg. S)		100,000	37,667
E.ON International Finance BV 6.75% 1/27/39	GBP	200,000	276,439
Eureko BV 5.125% (k)	EUR	200,000	105,707
ING Bank NV 1.41% 10/14/14 (k)		175,000	152,072
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		300,000	195,000
Invitel Holdings NN 10.862% 4/15/13 (Reg. S) (k)	EUR	228,114	42,486
Linde Finance BV 6.75% 12/8/15	EUR	150,000	202,321
Media Nusantara Citra BV 10.75% 9/12/11		148,958	93,862
RWE Finance BV 6.625% 1/31/19	EUR	150,000	202,974
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (k)	GBP	150,000	162,179
TuranAlem Finance BV 6.25% 9/27/11	EUR	250,000	129,538
Volkswagen International Finance NV:
5.625% 2/9/12 (j)	EUR	250,000	319,223
7% 2/9/16 (j)	EUR	100,000	127,065
TOTAL NETHERLANDS			2,494,526
Norway - 0.6%
Africa Offshore Services AS 7.4663% 6/29/12 (h)(k)		100,000	23,000
DDI Holding AS 9.3% 1/19/12 (m)		78,492	39,246
Kommunalbanken AS 5.125% 5/30/12		1,900,000	2,041,645
Petrolia Drilling ASA 12% 6/20/12 (h)	NOK	500,000	25,259
ProdJack AS 11.25% 3/8/13 (h)		100,000	28,000
TOTAL NORWAY			2,157,150
Russia - 0.1%
Bank St. Petersburg 9.501% 11/25/09 (Issued by BSPB Finance PLC for Bank St. Petersburg)		250,000	235,558
Raspadskaya Securities Ltd. 7.5% 5/22/12		200,000	115,752
TOTAL RUSSIA			351,310
Spain - 0.4%
Bancaja Emisiones SA 4.625% (k)	EUR	139,000	37,817
Caja de Ahorros de Valencia, Castellon y Alicante (Bancaja) 4.375% (k)	EUR	100,000	30,886
Corporacion Mapfre SA 5.921% 7/24/37 (k)	EUR	350,000	191,565
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	250,000	358,726
Santander Issuances SA Unipersonal 2.629% 7/25/17 (k)	EUR	150,000	150,803
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Spain - continued
Telefonica Emisiones SAU:
5.431% 2/3/14 (j)	EUR	200,000	$ 260,567
5.888% 1/31/14	GBP	100,000	144,487
TOTAL SPAIN			1,174,851
Sweden - 0.1%
Svenska Handelsbanken AB 2.1463% 3/15/16 (k)		200,000	168,028
Switzerland - 0.0%
UBS AG London Branch 6.625% 4/11/18	GBP	100,000	148,051
United Arab Emirates - 0.1%
Emirates Bank International PJSC 2.7925% 12/7/16 (k)		300,000	185,958
United Kingdom - 1.7%
Bank of Scotland 6.375% 8/16/19	GBP	400,000	491,165
Barclays Bank PLC 6.75% 1/16/23 (k)	GBP	300,000	390,671
BAT International Finance PLC 8.125% 11/15/13		200,000	210,850
Broadgate PLC 3.57% 10/5/25 (k)	GBP	37,250	24,300
Cattles PLC 7.125% 7/5/17	GBP	100,000	22,475
Centrica PLC:
7% 9/19/33	GBP	200,000	277,868
7.125% 12/9/13	EUR	250,000	333,283
EFG Hellas Funding Ltd. 4.565% (k)	EUR	200,000	62,735
Getin Finance PLC 6.592% 5/13/09 (k)	EUR	100,000	117,089
HBOS PLC 2.9813% 2/6/14 (k)		200,000	199,016
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	179,007
Lloyds TSB Bank PLC 4.385% (k)	EUR	200,000	110,002
Lloyds TSB Group PLC 6.267% (h)(k)		200,000	49,649
National Grid PLC 6.125% 4/15/14	GBP	325,000	468,333
Nationwide Building Society 3.375% 8/17/15 (k)	EUR	455,000	519,902
Northern Rock PLC 1.2325% 10/21/10 (k)		250,000	219,575
Old Mutual Capital Funding L.P. 8%		320,000	97,280
Old Mutual PLC 4.5% 1/18/17 (k)	EUR	100,000	37,332
Rexam PLC 4.375% 3/15/13	EUR	250,000	260,653
Royal Bank of Scotland PLC:
1.4594% 7/24/14 (k)		200,000	160,367
3.492% (k)	EUR	100,000	32,043
Scottish & Southern Energy PLC 6.25% 8/27/38	GBP	150,000	185,542
Tesco PLC 5.875% 9/12/16	EUR	300,000	378,505
UBS AG Jersey Branch 1.2925% 4/18/16 (k)		200,000	154,212
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	130,172
Ukrsotsbank 8% 2/22/10 (Issued by Credit Suisse First Boston International for Ukrsotsbank)		300,000	120,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United Kingdom - continued
Vodafone Group PLC:
2.4613% 2/27/12 (k)		$ 160,000	$ 138,613
6.25% 1/15/16	EUR	300,000	386,295
TOTAL UNITED KINGDOM			5,756,934
United States of America - 3.1%
Altria Group, Inc. 8.5% 11/10/13		560,000	615,754
BA Covered Bond Issuer 4.125% 4/5/12	EUR	1,700,000	2,178,904
Banca Popolare di Lodi Investor Trust III 6.742% (k)	EUR	120,000	60,686
Bank of America Corp. 5.125% 9/26/14	EUR	250,000	305,467
BSP Finance BV 10.75% 11/1/11		100,000	45,000
Citigroup, Inc. 4.25% 2/25/30 (k)	EUR	200,000	135,563
ConocoPhillips 4.75% 2/1/14		250,000	252,098
Credit Suisse First Boston New York Branch 5% 5/15/13		400,000	387,478
DaimlerChrysler NA Holding Corp. 2.4263% 3/13/09 (k)		100,000	97,940
General Electric Co. 5.25% 12/6/17		200,000	189,255
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	150,298
Goldman Sachs Group, Inc.:
5.375% 2/15/13	EUR	200,000	232,770
6.15% 4/1/18		200,000	182,627
6.5% 10/6/10	EUR	250,000	323,653
7.125% 8/7/25	GBP	200,000	252,394
HVB Funding Trust VIII 7.055% 3/28/49 (k)	EUR	800,000	266,302
John Deere Capital Corp. 7.5% 1/24/14	EUR	100,000	130,125
JPMorgan Chase & Co. 5.25% 5/8/13	EUR	250,000	320,709
Lehman Brothers Holdings E-Capital Trust I 3.0187% 8/19/65 (d)(k)		350,000	35
Merrill Lynch & Co., Inc.:
4.625% 10/2/13	EUR	260,000	295,036
6.15% 4/25/13		500,000	482,516
6.75% 5/21/13	EUR	150,000	187,499
Morgan Stanley 2.753% 7/20/12 (k)	EUR	430,000	438,094
PPL Energy Supply LLC 6.5% 5/1/18		160,000	136,624
RBS Capital Trust IV 2.2588% (k)		205,000	33,909
Schering-Plough Corp. 5.375% 10/1/14	EUR	200,000	244,448
SLM Corp.:
3.529% 12/15/10 (k)	EUR	200,000	198,190
3.659% 6/17/13 (k)	EUR	112,000	85,764
Sprint Capital Corp. 8.75% 3/15/32		325,000	200,688
Time Warner Cable, Inc. 8.25% 2/14/14		200,000	212,501
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United States of America - continued
Toyota Motor Credit Corp.:
5.25% 2/3/12	EUR	200,000	$ 259,645
6.625% 2/3/16	EUR	200,000	262,257
Verizon Wireless Capital LLC:
5.55% 2/1/14 (h)		400,000	400,116
8.75% 12/18/15	EUR	350,000	471,106
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	600,715
TOTAL UNITED STATES OF AMERICA			10,636,166
TOTAL NONCONVERTIBLE BONDS (Cost $48,833,154)			36,387,225
Government Obligations - 33.6%

Belgium - 0.8%
Belgian Kingdom 4% 3/28/14	EUR	2,200,000	2,871,585
Canada - 0.5%
Canadian Government 5.25% 6/1/12	CAD	1,750,000	1,581,160
France - 0.6%
French Republic 2.5% 1/12/14	EUR	1,750,000	2,193,407
Germany - 6.1%
German Federal Republic:
3.75% 1/4/19	EUR	9,175,000	12,183,843
4% 7/4/16	EUR	1,587,500	2,151,518
4.25% 1/4/14	EUR	400,000	553,289
4.25% 7/4/14	EUR	350,000	484,195
5.625% 1/4/28	EUR	3,460,000	5,260,123
TOTAL GERMANY			20,632,968
Greece - 1.1%
Greek Government:
4.5% 9/20/37	EUR	1,150,000	1,150,873
4.6% 7/20/18	EUR	1,100,000	1,288,749
5.5% 8/20/14	EUR	1,000,000	1,290,952
TOTAL GREECE			3,730,574
Japan - 17.3%
Japan Government:
Inflation-Indexed Bond 1.1% 12/10/16	JPY	996,730,000	9,797,535
0.2452% to 0.4965% 2/2/09 to 4/20/09	JPY	800,000,000	8,900,314
0.9% 6/20/13	JPY	110,000,000	1,236,119
Government Obligations - continued
		Principal Amount (e)	Value
Japan - continued
Japan Government: - continued
1.3% 3/20/15	JPY	1,040,000,000	$ 11,901,707
1.5% 3/20/14	JPY	400,000,000	4,622,732
1.5% 9/20/18	JPY	25,000,000	284,084
1.9% 3/20/09	JPY	350,000,000	3,904,119
1.9% 6/20/16	JPY	935,000,000	11,157,236
2.5% 9/20/36	JPY	350,000,000	4,374,474
2.5% 9/20/37	JPY	200,000,000	2,504,508
TOTAL JAPAN			58,682,828
Netherlands - 1.2%
Dutch Government 4% 1/15/37	EUR	3,200,000	3,973,191
Poland - 0.4%
Polish Government 5.625% 6/20/18	EUR	1,100,000	1,326,478
United Kingdom - 0.4%
UK Treasury GILT:
4.5% 3/7/19	GBP	430,000	653,688
4.75% 12/7/38	GBP	355,000	544,623
5% 3/7/12	GBP	30,000	47,087
TOTAL UNITED KINGDOM			1,245,398
United States of America - 5.2%
Federal Home Loan Bank 3.625% 10/18/13		300,000	312,575
U.S. Treasury Bonds:
5% 5/15/37		265,000	326,613
7.25% 5/15/16		2,100,000	2,682,914
U.S. Treasury Inflation-Indexed Notes 1.625% 1/15/15		5,009,355	4,883,292
U.S. Treasury Notes:
3.5% 2/15/18		40,000	42,150
4% 8/15/18		8,650,000	9,496,074
TOTAL UNITED STATES OF AMERICA			17,743,618
TOTAL GOVERNMENT OBLIGATIONS (Cost $105,730,769)			113,981,207
U.S. Government and Government Agency Obligations - 0.5%

Other Government Related - 0.5%
JPMorgan Chase & Co.:
3.125% 12/1/11 (i)		550,000	565,780
U.S. Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Other Government Related - continued
JPMorgan Chase & Co.: - continued
3.75%12/12/11 (i)	GBP	550,000	$ 827,496
Morgan Stanley 2.9% 12/1/10 (i)		350,000	358,420
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,740,219)			1,751,696
U.S. Government Agency - Mortgage Securities - 0.7%

Fannie Mae - 0.7%
6% 2/1/39 (j) (Cost $2,329,189)		2,250,000	2,318,395
Asset-Backed Securities - 0.3%

Clock Finance BV Series 2007-1 Class B2, 4.191% 2/25/15 (k)	EUR	100,000	83,220
Leek Finance PLC Series 2005-15X Class BA, 6.35% 3/21/37 (k)	GBP	100,000	113,073
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 2.415% 1/30/40 (k)	EUR	50,000	57,543
Class D, 2.615% 1/30/40 (k)	EUR	100,000	110,989
Prime Bricks Series 2007-1:
Class B, 2.415% 1/30/40 (k)	EUR	50,000	57,575
Class C, 2.615% 1/30/40 (k)	EUR	50,000	56,340
Promise K 2006-1 GmbH Series I 2006-1 Class D, 4.158% 3/10/17 (k)	EUR	100,000	99,454
Provide Bricks Series 2007-1 Class B, 2.475% 1/30/40 (k)	EUR	200,000	200,213
TS Co.mit One GmbH Series 1 Class C, 3.319% 6/29/13 (Reg. S) (k)	EUR	78,654	88,707
Volkswagen Car Lease Series 9 Class B, 2.2246% 10/21/13 (k)	EUR	250,000	290,246
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 3.075% 10/25/45 (k)	GBP	70,098	6,097
TOTAL ASSET-BACKED SECURITIES (Cost $1,654,483)			1,163,457
Collateralized Mortgage Obligations - 0.1%
		Principal Amount (e)	Value
Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 4.515% 2/17/52 (k)	EUR	100,000	$ 93,726
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 2.959% 4/12/56 (k)	EUR	91,010	97,285
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 3.032% 7/15/40 (k)	EUR	150,000	130,132
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $455,304)			321,143
Commercial Mortgage Securities - 0.3%

France - 0.0%
Paris Prime Community Real Estate Series 2006-1 Class B, 2.62% 4/22/14 (h)(k)	EUR	72,109	55,393
Ireland - 0.1%
European Property Capital Series 4 Class C, 2.5113% 7/20/14 (k)	GBP	41,701	49,351
German Residential Asset Note Distributor PLC Series 1 Class A, 2.693% 7/20/16 (k)	EUR	176,392	193,318
Rivoli Pan Europe PLC Series 2006-1 Class B 5.074% 8/3/18 (k)	EUR	100,000	84,897
TOTAL IRELAND			327,566
Japan - 0.1%
JLOC 37 LLC (Reg. S) Series X Class B1, 1.14% 1/15/15 (k)	JPY	13,470,000	144,627
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 3.18% 7/22/43 (k)	EUR	100,000	52,428
United Kingdom - 0.1%
Canary Wharf Finance II PLC Series 3MUK Class C2, 2.7513% 10/22/37 (k)	GBP	150,000	91,328
Eddystone Finance PLC Series 2006-1:
Class B, 2.62% 4/19/21 (k)	GBP	100,000	95,161
Class C, 2.82% 4/19/21 (k)	GBP	50,000	43,753
London & Regional Debt Securitisation No. 1 PLC Class A, 2.4763% 10/15/14 (k)	GBP	100,000	111,766
TOTAL UNITED KINGDOM			342,008
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,488,910)			922,022
Supranational Obligations - 0.4%
		Principal Amount (e)	Value
European Investment Bank 5.625% 6/7/32 (Cost $1,747,869)	GBP	800,000	$ 1,271,146
Preferred Securities - 0.1%

Cayman Islands - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (k)	150,000	106,981
Germany - 0.1%
BayernLB Capital Trust I 6.2032% (k)	650,000	171,300
TOTAL PREFERRED SECURITIES (Cost $695,925)		278,281
International Equity Funds - 1.0%
	Shares
Fidelity Emerging Markets Equity Central Fund (l) (Cost $3,600,000)	36,000	3,485,160
Money Market Funds - 9.6%

Fidelity Cash Central Fund, 0.78% (b)	28,227,315	28,227,315
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	4,207,800	4,207,800
TOTAL MONEY MARKET FUNDS (Cost $32,435,115)		32,435,115
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.24%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $47,000)	$ 47,001	47,000
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $382,673,258)		349,623,451
NET OTHER ASSETS - (3.0)%		(10,302,893)
NET ASSETS - 100%		$ 339,320,558
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NOK	-	Norwegian krone
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,157,421 or 0.3% of net assets.

(i) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,751,696 or 0.5% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,246 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
DDI Holding AS 9.3% 1/19/12	3/22/07	$ 81,141
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$47,000 due 2/02/09 at 0.24%
J.P. Morgan Securities, Inc.	$ 34,801
UBS Securities LLC	12,199
$ 47,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 77,765
Fidelity Emerging Markets Equity Central Fund	6,840
Fidelity Securities Lending Cash Central Fund	5,352
Total	$ 89,957
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ -	$ 3,600,000	$ -	$ 3,485,160	4.1%
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 349,623,451	$ 153,204,688	$ 195,751,367	$ 667,396
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 223,425
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	24,784
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	601
Transfer in/out of Level 3	418,586
Ending Balance	$ 667,396

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $389,295,879. Net unrealized depreciation aggregated $39,672,428, of which $16,274,653 related to appreciated investment securities and $55,947,081 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2009